SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
General and administrative expenses	$ 22,305	$ 24,307
General And Administrative Expenses [Member]
IfrsStatementLineItems [Line Items]
Community relationship	1,701	2,106
Corporate administration	2,925	2,717
Professional fees	2,594	2,427
Salaries and benefits	8,487	11,960
Tax penalties and inflation charges	6,598	5,097
General and administrative expenses	$ 22,305	$ 24,307